Debt - Covenants on Loans (Details)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
		Apr. 28, 2016 USD ($)	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015 USD ($)	Sep. 30, 2016	Mar. 31, 2016	Jun. 19, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 21, 2014 USD ($)	May. 31, 2013 USD ($)	May. 17, 2013 USD ($)	Mar. 20, 2013 USD ($)
Debt Instrument [Line Items]
Due to related parties							$ 306,000,000				$ 346,500,000
Line of Credit
Debt Instrument [Line Items]
Due to related parties							196,500,000				237,000,000
Notes Payable to Banks
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents							$ 150,000,000
Debt covenant, EBITDA to interest expense ratio							2.5
Debt covenant, current assets to current liabilities ratio							1
Debt covenant, percentage of shares in listed companies owned (in hundredths)							20.00%
Equity ratio							30.00%
Debt covenant, net debt to EBITDA (no greater than)							4.5
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding							135.00%
Senior Secured Credit Facilities
Debt Instrument [Line Items]
Payment default or acceleration, minimum							$ 25,000,000
Senior Secured Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than)							5.5
Net leverage to EBITDA, expected In future years							5.0
Sponsor Revolving Credit Facility
Debt Instrument [Line Items]
Payment default or acceleration, minimum							$ 25,000,000.0
US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							420,000,000			$ 420,000,000
$440 facility | Line of Credit
Debt Instrument [Line Items]
Due to related parties							139,000,000				158,800,000
Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 100,000,000					$ 100,000,000
Revolving Credit Facility | $1450 facility
Debt Instrument [Line Items]
Debt service cover ratio							1.15
Maximum borrowing capacity							$ 1,450,000,000				1,450,000,000				$ 1,450,000,000
Revolving Credit Facility | US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 100,000,000
Revolving Credit Facility | $440 facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 440,000,000				440,000,000
West Vela | Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding							125.00%
West Polaris Acquisition | Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding							125.00%
Seadrill | Line of Credit
Debt Instrument [Line Items]
Due to related parties	[1]						$ 0				0
Seadrill | Vendor Financing Loan
Debt Instrument [Line Items]
Due to related parties							$ 109,500,000				$ 109,500,000
Seadrill | $109.5 facility | Vendor Financing Loan
Debt Instrument [Line Items]
Due to related parties													$ 109,500,000	$ 109,500,000
Scenario, Forecast
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than)			5.5	6.5	6.0	4.5		6.0
Leverage Ratio Between 4.50 and 499
Debt Instrument [Line Items]
Additional margin (percent)							125.00%
Leverage Ratio Between 5.00 and 5.49
Debt Instrument [Line Items]
Additional margin (percent)							0.25%
Leverage Ratio Between 5.50 and 6.00
Debt Instrument [Line Items]
Additional margin (percent)							0.75%
Minimum | Leverage Ratio Between 4.50 and 499
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than)							4.50
Minimum | Leverage Ratio Between 5.00 and 5.49
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than)							5.00
Minimum | Leverage Ratio Between 5.50 and 6.00
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than)							5.50
Maximum | Leverage Ratio Between 4.50 and 499
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than)							4.99
Maximum | Leverage Ratio Between 5.00 and 5.49
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than)							5.49
Maximum | Leverage Ratio Between 5.50 and 6.00
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than)							6.00
Subsequent Event
Debt Instrument [Line Items]
Period of notice to draw on facility		15 days
Subsequent Event | Notes Payable to Banks
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents		$ 250,000,000
Equity ratio		30.00%
Subsequent Event | Revolving Credit Facility | $1450 facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,450,000,000
Subsequent Event | West Vela | Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding									140.00%

[1]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2015 the Company drew down nothing from the revolving credit facility and repaid nothing. As at December 31, 2015 and 2014, the outstanding balance was nil and nil, respectively.